Fees Summary	Dec. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 925,182,961.50
Previously Paid Amount	127,753.97
Total Fee Amount	127,767.77
Total Offset Amount	0.00
Net Fee	$ 13.80